Capital — Predecessor (Tables)	8 Months Ended
Sep. 14, 2021
Aria Energy LLC [Member]
Capital — Predecessor (Tables) [Line Items]
Schedule of authorized to issue an unlimited number
(in thousands, except price per share)	September 14, 2021
Price per share	Class A	Class B	Class C
$1.00	441,482	27,120	—
$0.10	—	—	9
$0.88	11,364	—	—
Total shares outstanding	452,846	27,120	9
(in thousands, except price per share)	December 31, 2020
Price per share	Class A	Class B	Class C
$1.00	441,482	27,120	—
$0.10	—	—	9
$0.88	11,364	—	—
Total shares outstanding	452,846	27,120	9